Label	Element	Value
Innovator International Developed Power Buffer ETF - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: 0.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.50%
Innovator International Developed Power Buffer ETF - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: 79.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.30%
Innovator International Developed Power Buffer ETF - November | iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: 80.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator International Developed Power Buffer ETF - November | iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: 56.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator International Developed Power Buffer ETF - November | iShares MSCI EAFE ETF, Expiration: 10/31/2024; Exercise Price: 66.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator International Developed Power Buffer ETF - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: 91.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.10%)
Innovator International Developed Power Buffer ETF - November | iShares MSCI EAFE ETF, Expiration: 10/31/2025; Exercise Price: 67.34 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.00%)